U.S. SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20594

                      FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD
                 PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.      NAME AND ADDRESS OF ISSUER:
        The Income Fund of America, Inc.
        P.O. Box 7650
        San Francisco, CA  94120

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities
        of the issuer, check the box but do not list series or classes:   X

3.      INVESTMENT COMPANY ACT FILE NUMBER: 811-1880
        SECURITIES ACT FILE NUMBER:  2-33371

4(A).    LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
         July 31, 2001
4(B). _ CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

         NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).    _  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
         FORM.

5.       CALCULATION OF REGISTRATION FEE:

(i)      Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):                 $3,523,180,000

(ii)     Aggregate price of securities redeemed or repurchased
         during the fiscal year:                                $2,955,491,000

(iii)    Aggregate price of securities redeemed or repurchased
         during any prior fiscal year ending no earlier than
         October 11, 1995 that were not previously used to
         reduce registration fees payable to the Commission:    $2,160,719,000

(iv)     Total available redemption credits [add items 5(ii)
         and 5(iii):                                            $5,116,210,000

(v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                            $N/A

(vi)     Redemption credits available for use in future years
         if item 5(i) is less than Item 5(iv) [subtract Item
         5(iv) from Item 5(i)]:                                $(1,593,030,000)

(vii)    Multiplier for determining registration fee (See
         Instruction C.9):                                            x .00025

(viii)   Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                              $0

6.       PREPAID SHARES
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7.       Interest due -- if this Form is being filed more than 90
         days after the end of the issuer's fiscal year (see
         Instruction D):                                           +$_________

8.        Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:                        = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          CIK #     None

          Method of delivery:
                    _ Wire transfer
                    _ Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Patrick F. Quan
                              Patrick F. Quan
                              Secretary

Date September 21, 2001

* Please print the name and title of the signing officer below the signature.